BANK BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2015
BANK BORROWINGS [Abstract]
Schedule of Bank Borrowings
	At December 31,
	2014	2015
	$	$

Short-term bank borrowings	356,793,246	271,760,735
Current portion of long-term borrowings	20,412,210	185,365,999
Long-term bank borrowings	272,348,001	76,709,560
Total	649,553,457	533,836,294

Schedule of Short-Term Bank Borrowings
	At December 31,
	2014	2015
	$	$

Fixed deposit	209.0	15.4
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu	16.3	40.0
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Ltd., CEEG (Nanjing) Special Transformer Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs. Guilan Shi	26.1	20.7
China Electric Equipment Group Co., Ltd., Group Chairman Mr. Tingxiu Lu and machinery from China Sunergy (Nanjing) Co., Ltd.	8.1	6.7
CEEG (Jiangsu) Ltd. and Group Chairman Mr. Tingxiu Lu	13.1	18.9
Construction in progress	3.6	6.5
Songjiang District SME Credit Guarantee Center	1.0	-
Shareholder of subsidiaries in Turkey	3.0	-
China Electric Equipment Group Co., Ltd. and Jiangsu Xinde Asset Management Co., Ltd. and CEEG (Zhengjiang) Power Transformer and Group Chairman Mr. Tingxiu Lu and his wife Mrs. Guilan Shi	8.2	12.2
Jiangsu Xinde Asset Management Co., Ltd and CEEG (Zhenjiang) Power Transformer Co., Ltd and Group Chairman Mr. Tingxiu Lu and his wife Mrs. Guilan Shi	8.2	13.0
Fixed deposit pledge and shareholder of subsidiaries in Turkey	0.7	2.5
Fixed deposit pledge and China Electric Equipment Group Co., Ltd.	10.0	-
Construction in Progress & Fix assets and China Electric Equipment Group Co., Ltd, CEEG (Nanjing) Special Transformer Co., Ltd and Group Chairman Mr. Tingxiu Lu	1.6	-
CEEG (Jiangsu) Limited and CEEG Special Transformer Co., Ltd and new energy and Land use right and plant	32.7	30.8
China Electric Equipment Group Co., Ltd. and SEUL (Turkey shareholder)	-	44.3
SEUL (Turkey shareholder)	-	1.0
Total	341.6	212.0

Schedule of Long-Term Bank Borrowings
	At December 31,
	2014	2015
	$	$

Land use right and machinery	38.2	44.9
Group Chairman Mr. Tingxiu Lu and his stock rights in China Electric Equipment Group Co., Ltd.	50.0	50.0
China Electric Equipment Group Co., Ltd., CEEG (Jiangsu) Limited, and Group Chairman Mr. Tingxiu Lu	30.6	-
Fixed deposit	51.2	62.9
China Electric Equipment Group Co., Ltd. and machinery	13.0	-
China Electric Equipment Group Co., Ltd. and Group Chairman Mr. Tingxiu Lu and his wife Mrs. Guilan Shi	100.0	100.0
Construction in Progress & Property, plant and equipment	9.8	4.3
Total	292.8	262.1